Principal Maturity Schedule for Debt Outstanding (Parenthetical) (Detail) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Senior notes, net premium	$ 2.2	$ 2.3
New Notes
Debt Instrument [Line Items]
Debt issuance costs	$ 16.2